Accounts Receivable, Net - Schedule of Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Receivables [Abstract]
Accounts receivable	$ 23,548	¥ 163,933	¥ 151,219
Less: allowance for doubtful accounts	(4,096)	(28,516)	(9,308)
Total accounts receivable, net	$ 19,452	¥ 135,417	¥ 141,911